Loans (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Number	Dec. 31, 2013 Number
Troubled Debt Restructuring
Number of contracts		3
Pre-modification outstanding recorded investment		$ 749
Post-modification outstanding recorded investment		749
Subsequent Default
Number of contracts subsequently defaulted
Recorded investment of contracts subsequently defaulted
Commercial Real Estate Construction [Member]
Troubled Debt Restructuring
Number of contracts
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Subsequent Default
Number of contracts subsequently defaulted
Recorded investment of contracts subsequently defaulted
Commercial Real Estate Other [Member]
Troubled Debt Restructuring
Number of contracts		1
Pre-modification outstanding recorded investment		412
Post-modification outstanding recorded investment		412
Subsequent Default
Number of contracts subsequently defaulted
Recorded investment of contracts subsequently defaulted
Commercial Non Real Estate [Member]
Troubled Debt Restructuring
Number of contracts
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Subsequent Default
Number of contracts subsequently defaulted
Recorded investment of contracts subsequently defaulted
One-to-Four Family Residential Real Estate [Member]
Troubled Debt Restructuring
Number of contracts		2
Pre-modification outstanding recorded investment		337
Post-modification outstanding recorded investment		337
Subsequent Default
Number of contracts subsequently defaulted
Recorded investment of contracts subsequently defaulted
Consumer Real Estate [Member]
Troubled Debt Restructuring
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Subsequent Default
Number of contracts subsequently defaulted
Recorded investment of contracts subsequently defaulted